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                            TAX-FREE INVESTMENTS CO.

                       INSTITUTIONAL CASH RESERVE SHARES

                       Supplement dated October 19, 1995
                               to the Prospectus
                            dated July 31, 1995 and
                   to the Statement of Additional Information
                              dated July 31, 1995

     Effective October 19, 1995, The Bank of New York became the custodian for the Cash Reserve Portfolio of Tax-Free Investments Co. The address of The Bank of New York is 110 Washington Street, New York, NY 10286.